Trade Receivables - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Trade receivables
Financial assets	€ 3,952.7	€ 4,504.9	€ 4,761.6
Trade receivables [Member]
Trade receivables
Change in allowance for impairment	0.0	0.0	0.0
Bad Debts Written off	0.0	0.0	0.0
Financial assets	57.6	54.3	66.1
Trade receivables [Member] | Past due
Trade receivables
Financial assets	0.8	0.8	0.6
Trade receivables [Member] | Past due and impaired
Trade receivables
Financial assets	0.2	0.2	0.1
Trade receivables [Member] | Past due but not impaired
Trade receivables
Financial assets	€ 0.6	€ 0.6	€ 0.5